Form N-1A Cover	Dec. 31, 2024
Prospectus [Line Items]
Document Type	497
Amendment Flag	false
Registrant Name	NORTHWESTERN MUTUAL SERIES FUND INC
Entity Central Index Key	0000742212
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2024
Prospectus Date	May 01, 2025
Supplement to Prospectus [Text Block]	Northwestern Mutual Series Fund, Inc.
Supplement Dated November 5, 2025, to the
Prospectus dated May 1, 2025, as previously supplemented, ofIndex 500 Stock Portfolio
(the “Portfolio”)The following information supplements the Statutory Prospectus for the Northwestern Mutual Series Fund, Inc. (the “Prospectus”). You should read this Supplement together with the Prospectus. The Portfolio is updating its diversification policy under the Investment Company Act of 1940, as amended. Under the revised policy, the Portfolio will continue to track the underlying index even if the Portfolio operates as non-diversified as a result of a change in relative market capitalization or index weighting of one or more constituents of the underlying index.Shareholder approval will not be sought if the Portfolio crosses from diversified to non-diversified status under such circumstances.The following revisions to the Prospectus shall be effective immediately:The “PRINCIPAL INVESTMENT STRATEGIES” section of the Portfolio’s Summary is amended to add the following paragraph: “The Portfolio intends to be diversified in approximately the same proportion as the underlying index is diversified. The Portfolio may become “non-diversified,” as defined in the Investment Company Act of 1940, as amended, solely as a result of a change in relative market capitalization or index weighting of one or more constituents of the underlying index. A “non-diversified” fund generally invests a greater proportion of its assets in the securities of one or more issuers and invests overall in a smaller number of issuers than a diversified fund. Shareholder approval will not be sought if the Portfolio becomes non-diversified due solely to a change in the relative market capitalization or index weighting of one or more constituents of the underlying index.”The “PRINCIPAL RISKS” section of the Portfolio’s Summary is amended to add the following risk:“• Non-Diversification Risk. In pursuing a full replication strategy with respect to the underlying index, the Portfolio may become non-diversified as a result of a change in relative market capitalization or index weighting of one or more constituents of the underlying index. In such circumstances, an increase or decrease in the value of a single security held by the Portfolio may have a greater impact on the Portfolio’s net asset value and total return, and the Portfolio’s performance could be more volatile than a diversified fund.”